Employee Benefit Plans - Fair Value of Company's Pension Plans' Assets (Detail) - Pension Benefits [Member] - USD ($) $ in Thousands	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	$ 18,336	$ 18,872	$ 19,074
Fixed Income Securities [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	18,337
Fixed Income Securities [Member] | Intermediate - Government [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,410	1,468
Fixed Income Securities [Member] | Intermediate - Corporate [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	3,376	3,342
Fixed Income Securities [Member] | Short Term - Government [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	390	2,435
Fixed Income Securities [Member] | Short Term - Corporate [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	5,571	3,700
Equity Securities [Member] | U.S. Large Cap Value [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,148	1,180
Equity Securities [Member] | U.S. Large Cap Growth [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,153	1,173
Equity Securities [Member] | U.S. Mid Cap Value [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	557	590
Equity Securities [Member] | U.S. Mid Cap Growth [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	569	598
Equity Securities [Member] | U.S. Small Cap Value [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	554	597
Equity Securities [Member] | U.S. Small Cap Growth [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	554	611
Equity Securities [Member] | International [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,118	1,098
Cash [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,592	1,712
Precious Metals [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	345	368
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value		7,927
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Securities [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	7,590
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Large Cap Value [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,148	1,180
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Large Cap Growth [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,153	1,173
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Mid Cap Value [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	557	590
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Mid Cap Growth [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	569	598
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Small Cap Value [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	554	597
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Small Cap Growth [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	554	611
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | International [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,118	1,098
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,592	1,712
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Precious Metals [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	345	368
Level 2 [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value		10,945
Level 2 [Member] | Fixed Income Securities [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	10,747
Level 2 [Member] | Fixed Income Securities [Member] | Intermediate - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,410	1,468
Level 2 [Member] | Fixed Income Securities [Member] | Intermediate - Corporate [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	3,376	3,342
Level 2 [Member] | Fixed Income Securities [Member] | Short Term - Government [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	390	2,435
Level 2 [Member] | Fixed Income Securities [Member] | Short Term - Corporate [Member] | Summit Materials, LLC [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	$ 5,571	$ 3,700